Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Incentive Grant Policies

We maintain the Monolithic Power Systems Equity Award Grant Policy, which is designed to work in concert with: (1) the administrative provisions of our Amended 2014 Equity Plan and such other plans as we may adopt from time to time (which we refer to collectively as the Plans), (2) the requirements of the Delaware General Corporation Law, (3) the corporate governance requirements of NASDAQ, (4) applicable rules and regulations of the SEC, including those relating to Section 16 of the Exchange Act, and (5) relevant sections of the Internal Revenue Code. Grants to our NEOs are made pursuant to this policy, must be approved by the Compensation Committee and will only be granted at specific times during the year, as described in further detail below.

Plan and Corporate Authorization

Under the Plans, the authorization to administer the grant of equity incentive awards is conferred upon the Board or any committee of the Board as properly constituted under applicable laws. The Board has delegated to the Compensation Committee the authority to serve as administrator of the Plans (including the authority to grant awards under the Plans), and has approved a charter outlining the responsibilities of this committee which also includes this express authority. The delegation of authority to the Compensation Committee is not exclusive; the Board retains the right to formally approve award grants as well. The Compensation Committee may form and delegate authority to subcommittees when appropriate.

In addition, the Board has delegated limited authority for grants of equity awards under the Plans to new employees and consultants to a committee consisting of the Chief Executive Officer (which committee we refer to as the Equity Award Committee). The authority does not extend to grants to the NEOs. The delegation of authority to the Equity Award Committee is not exclusive; the Board and Compensation Committee retain the right to formally approve award grants as well.

Equity Grants to New Hires

Grants to newly hired employees and consultants (other than Executive Officers as defined below) will generally be made on the date of the next regularly scheduled Board meeting subsequent to the employees’ start date. Management submits the employee equity award recommendations to the Compensation Committee and, if such equity awards are approved by the Compensation Committee, such equity awards will be granted effective as of the date of a meeting approving such awards as evidenced by written minutes of such meeting or the date of the last verification signature or electronic verification over email in the event of a written consent in lieu of the meeting.

New hire grants made to “Executive Officers” (currently defined as the Chief Executive Officer, Chief Financial Officer, Chief Legal Officer, Chief Operations Officer, President, employees who are members of the Board and any other employee determined by the Board to be an Executive Officer) generally will only be granted on the date of the next regularly scheduled Board meeting subsequent to the Executive Officer’s start date and following the recommendation of such grant by the Compensation Committee.

Equity Grants to Existing Employees or Incumbent Members of the Board

Generally, annual grants of equity awards shall be made to key performers at a regularly scheduled Board meeting. Equity awards to non-employee members of the Board shall be made by the Board or pursuant to any automatic grant provisions in the Plans.

Award Timing Method

Equity Incentive Grant Policies

We maintain the Monolithic Power Systems Equity Award Grant Policy, which is designed to work in concert with: (1) the administrative provisions of our Amended 2014 Equity Plan and such other plans as we may adopt from time to time (which we refer to collectively as the Plans), (2) the requirements of the Delaware General Corporation Law, (3) the corporate governance requirements of NASDAQ, (4) applicable rules and regulations of the SEC, including those relating to Section 16 of the Exchange Act, and (5) relevant sections of the Internal Revenue Code. Grants to our NEOs are made pursuant to this policy, must be approved by the Compensation Committee and will only be granted at specific times during the year, as described in further detail below.

Plan and Corporate Authorization

Under the Plans, the authorization to administer the grant of equity incentive awards is conferred upon the Board or any committee of the Board as properly constituted under applicable laws. The Board has delegated to the Compensation Committee the authority to serve as administrator of the Plans (including the authority to grant awards under the Plans), and has approved a charter outlining the responsibilities of this committee which also includes this express authority. The delegation of authority to the Compensation Committee is not exclusive; the Board retains the right to formally approve award grants as well. The Compensation Committee may form and delegate authority to subcommittees when appropriate.

In addition, the Board has delegated limited authority for grants of equity awards under the Plans to new employees and consultants to a committee consisting of the Chief Executive Officer (which committee we refer to as the Equity Award Committee). The authority does not extend to grants to the NEOs. The delegation of authority to the Equity Award Committee is not exclusive; the Board and Compensation Committee retain the right to formally approve award grants as well.

Equity Grants to New Hires

Grants to newly hired employees and consultants (other than Executive Officers as defined below) will generally be made on the date of the next regularly scheduled Board meeting subsequent to the employees’ start date. Management submits the employee equity award recommendations to the Compensation Committee and, if such equity awards are approved by the Compensation Committee, such equity awards will be granted effective as of the date of a meeting approving such awards as evidenced by written minutes of such meeting or the date of the last verification signature or electronic verification over email in the event of a written consent in lieu of the meeting.

New hire grants made to “Executive Officers” (currently defined as the Chief Executive Officer, Chief Financial Officer, Chief Legal Officer, Chief Operations Officer, President, employees who are members of the Board and any other employee determined by the Board to be an Executive Officer) generally will only be granted on the date of the next regularly scheduled Board meeting subsequent to the Executive Officer’s start date and following the recommendation of such grant by the Compensation Committee.

Equity Grants to Existing Employees or Incumbent Members of the Board

Generally, annual grants of equity awards shall be made to key performers at a regularly scheduled Board meeting. Equity awards to non-employee members of the Board shall be made by the Board or pursuant to any automatic grant provisions in the Plans.

Award Timing Predetermined	false
MNPI Disclosure Timed for Compensation Value	false